CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 10.00
Common stock, shares issued	2,949,428	3,574,009
Common stock, shares outstanding	2,949,428	3,574,009
OLD PlayStudios, Inc.
Preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Preferred stock, shares authorized	168,638,000	168,637,840	168,637,840
Preferred stock, shares issued	162,596,000	162,595,680	162,595,680
Preferred stock, shares outstanding	162,596,000	162,595,680	162,595,680
Preferred stock liquidation value	$ 33,750	$ 33,750	$ 33,750
Common stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares authorized	506,000,000	506,000,000	506,000,000
Common stock, shares issued	241,347	238,186,070	225,490,157
Common stock, shares outstanding	241,347	238,186,070	225,490,157